NET INVESTMENT IN LEASES (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Sales-type and Direct Financing Leases, Lease Receivable, Maturity
The following table lists the components of our net investment in leased vessel and the maturity profile of the undiscounted lease receivables:

Year ending December 31, (in thousands of $)
2019(1)	4,600
2020	18,300
2021	18,250
2022	18,250
2023 and thereafter	207,600
Total minimum lease receivable	267,000
Unguaranteed residual value	16,000
Gross investment in sales-type lease	283,000
Less: unearned interest income	(168,309)
Net investment in leased vessel	114,691
Less: current portion of Net investment in leased vessel	(2,229)
Non-current portion of Net investment in leased vessel	112,462
(1) For the three months ending December 31, 2019.